ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(7)         ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31,
	2011	2012
	RMB	RMB
Business and other taxes payable	5,294,775	4,701,736
Accrued payroll and welfare	8,518,040	17,688,960
Accrued test monitoring fees	7,420,546	12,379,899
Accrued discounts to customers	2,077,500	2,077,500
Accrued certificates costs	3,992,682	8,126,036
Royalty fees payable	5,998,771	8,651,161
Income taxes payable	70,190	1,173,344
Accrued professional service expenses	3,904,802	669,155
Accrued marketing fees	776,859	416,766
Payable for purchase of property and equipment	322,477	349,090
Other current liabilities	9,970,327	7,498,774
Total accrued expenses and other payables	48,346,969	63,732,421

Other current liabilities as of March 31, 2011 and 2012 mainly include accrued traveling expenses, rental expenses, meeting expense and other operating expenses.